TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TAX ASSETS AND LIABILITIES
Tax credits (1)	$ 10,224,368	$ 218,472
Total	10,224,368	218,472
Income tax expense, current	30,512,787	8,828,599
Total, current	30,512,787	8,828,599
Income tax expense, non-current	0	20,597
Total, non-current	$ 0	$ 20,597